SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Outlines the currency exchange rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Outlines the currency exchange rates	7.0827	6.9646
Outlines the currency exchange rates	7.0431	6.721	6.4531